Property, Plant and Equipment - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Additions to property plant and equipment	€ 4,521
Additions of property plant and equipment pending of payment	2,812	€ 8,979
Contractual commitment for property plant and equipment	566	3,318
Property plant and equipment amount fully depreciated	13	0
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment pledged as security	20,942	€ 20,829
Machinery and tools for manufacturing plants
Disclosure of detailed information about property, plant and equipment [line items]
Additions to property plant and equipment	€ 4,521